RISK MANAGEMENT - Concentration of loans by economic sector (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Risk Management [Line Items]
Debt instruments held	$ 182,282,743	$ 173,819,116
Agriculture Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	5,880,002	6,352,153
Petroleum and Mining Products Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	1,071,597	1,264,605
Food, Beverages and Tobacco Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	6,737,051	6,185,707
Chemical Production Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	3,446,650	3,579,307
Government Sectors [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	5,628,083	4,537,077
Construction Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	20,748,369	20,021,566
Commerce and Tourism Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	26,475,309	24,569,254
Transport and Communications Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	8,228,456	9,196,984
Public Services Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	6,819,042	6,974,247
Consumer Services Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	65,114,281	56,700,035
Commercial Services Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	20,751,645	22,581,742
Other Industries and Manufactured Products Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	11,382,258	11,856,439
Local Market [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	130,852,289	123,458,300
Local Market [Member] | Agriculture Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	3,931,913	3,804,075
Local Market [Member] | Petroleum and Mining Products Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	923,375	1,082,816
Local Market [Member] | Food, Beverages and Tobacco Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	6,107,103	5,865,111
Local Market [Member] | Chemical Production Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	3,383,655	3,566,746
Local Market [Member] | Government Sectors [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	5,626,186	4,457,944
Local Market [Member] | Construction Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	14,526,616	14,508,354
Local Market [Member] | Commerce and Tourism Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	17,601,979	16,928,137
Local Market [Member] | Transport and Communications Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	7,703,609	8,331,727
Local Market [Member] | Public Services Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	5,492,806	6,007,483
Local Market [Member] | Consumer Services Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	42,466,786	35,886,645
Local Market [Member] | Commercial Services Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	16,630,762	17,041,170
Local Market [Member] | Other Industries and Manufactured Products Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	6,457,499	5,978,092
Foreign Market [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	51,430,454	50,360,816
Foreign Market [Member] | Agriculture Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	1,948,089	2,548,078
Foreign Market [Member] | Petroleum and Mining Products Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	148,222	181,789
Foreign Market [Member] | Food, Beverages and Tobacco Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	629,948	320,596
Foreign Market [Member] | Chemical Production Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	62,995	12,561
Foreign Market [Member] | Government Sectors [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	1,897	79,133
Foreign Market [Member] | Construction Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	6,221,753	5,513,212
Foreign Market [Member] | Commerce and Tourism Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	8,873,330	7,641,117
Foreign Market [Member] | Transport and Communications Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	524,847	865,257
Foreign Market [Member] | Public Services Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	1,326,236	966,764
Foreign Market [Member] | Consumer Services Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	22,647,495	20,813,390
Foreign Market [Member] | Commercial Services Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	4,120,883	5,540,572
Foreign Market [Member] | Other Industries and Manufactured Products Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	$ 4,924,759	$ 5,878,347